Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2014	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capitalized Costs Property And Equipment						$ 500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted cash						101,129	$ 1,252
Minimum cash balance to pay trademark fees						1,000
Minimum cash balance with lending bank						100,000
Cash balance insured						250,000	250,000
Cash balance uninsured						$ 3,704,026
Debt Instrument, Convertible, Beneficial Conversion Feature							$ (2,300,000)
Effective conversion price, per share							$ 6.14
Fair value, per share							$ 8.81
Marketing Expense						$ 135,372	$ 135,366
Accumulated deficit		$ (37,943,582)		$ (37,943,582)		(24,135,447)	(12,346,630)
Net loss		$ (5,427,709)	$ (3,127,269)	$ (14,357,325)	$ (8,508,592)	$ (12,243,211)	$ (6,609,864)
Secured Loan - Square 1 Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants								52,695
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 4.27
Heat Biologics One [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary		92.50%		92.50%		92.50%
Heat Biologics I, Inc [Member]
Noncontrolling Interest [Line Items]
Ownership interest in subsidiary						92.50%	92.50%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life						5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issuable through warrants							20,549		20,549
Debt discount						$ 323,021
Number of shares issued from cashless exercise of warrant	17,664
Warrant [Member] | Secured Loan - Square 1 Bank [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt discount						$ 323,021		$ 323,021